Share Capital and Preference Shares	6 Months Ended
Jun. 30, 2018
Share Capital and Preference Shares
Share Capital and Preference Shares

12. Share Capital and Preference Shares

        GasLog's authorized share capital consists of 500,000,000 shares with a par value of $0.01 per share.

        As of June 30, 2018, the share capital consisted of 80,814,081 issued and outstanding common shares, par value $0.01 per share, 179,045 treasury shares issued and held by GasLog and 4,600,000 preference shares issued and outstanding. The movements in the number of shares, the share capital, the preference shares, the contributed surplus and the treasury shares are reported in the following table:

	Number of Shares			Amounts
	Number of Common Shares	Number of Treasury Shares	Number of Preference Shares	Share capital	Preference Shares	Contributed surplus	Treasury Shares
Outstanding as of January 1, 2018	80,717,885	275,241	4,600,000	810	46	911,766	(6,960)

Treasury shares, net	(2,818)	2,818	—	—	—	—	(62)
Treasury shares distributed for awards vested or exercised in the period	99,014	(99,014)	—	—	—	—	2,550
Dividends declared deducted from Contributed surplus due to accumulated deficit	—	—	—	—	—	(28,452)	—

Outstanding as of June 30, 2018	80,814,081	179,045	4,600,000	810	46	883,314	(4,472)

        The treasury shares were acquired by GasLog in 2014 and 2018 in relation to the share-based compensation (Note 17).

Dividend distribution

        On February 15, 2018, the board of directors declared a quarterly cash dividend of $0.14 per common share, which was paid on March 15, 2018 to shareholders of record as of March 5, 2018 for a total amount of $11,300.

        On March 8, 2018, the board of directors declared a dividend on the Series A Preference Shares of $0.546875 per share, or $2,516 in aggregate, payable on April 2, 2018 to holders of record as of March 29, 2018. GasLog paid the declared dividend to the transfer agent on March 29, 2018.

        On May 3, 2018, the board of directors declared a quarterly cash dividend of $0.15 per common share, which was paid on May 24, 2018 to shareholders of record as of May 14, 2018 for a total amount of $12,120.

        On May 11, 2018, the board of directors declared a dividend on the Series A Preference Shares of $0.546875 per share, or $2,516  in aggregate, payable on July 2, 2018 to holders of record as of June 29, 2018. GasLog paid the declared dividend to the transfer agent on June 28, 2018.